CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product
Revenue from related party	$ 1	$ 10	$ 0
Cost of revenue from related parties	36	13	0
Service
Revenue from related party	0	0	43,271
Cost of revenue from related parties	$ 0	$ 0	$ 467